Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

12. Stockholders’ Equity

The number of authorized, issued and outstanding stock, were as follows:

	March 31, 2023
	Authorized Shares	Issued and Outstanding Shares
Class A Common Stock	1,690,000,000	838,872,039
Class B Common Stock	75,000,000	64,000,588
Preferred Stock	10,000,000	-
	1,775,000,000	902,872,627

	December 31, 2022
	Authorized Shares	Issued and Outstanding Shares
Class A Common Stock	815,000,000	563,346,216
Class B Common Stock	75,000,000	64,000,588
Preferred Stock	10,000,000	-
	890,000,000	627,346,804

Amendments to the Company’s Certificate of Incorporation

On the Closing Date of the Business Combination, the Company’s stockholders adopted the Company’s Second Amended and Restated Certificate of Incorporation. The amendment set forth the rights, privileges, and preferences of the Company’s Class A Common Stock and Class B Common Stock (collectively “Common Stock”). The amendment authorizes the issuance of 10,000,000 shares of Preferred Stock with such designations, rights and preferences as may be determined from time to time by the Company’s Board of Directors. The Company’s Board of Directors are empowered, without stockholder approval, to issue the Preferred Stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of Common Stock; provided that any issuance of Preferred Stock with more than one vote per share will require the prior approval of the holders of a majority of the outstanding shares of Class B Common Stock.

At a special meeting of the Company’s stockholders held on November 3, 2022, stockholders approved, among other things, an increase to the number of the Company’s authorized shares from 825,000,000 to 900,000,000. On November 22, 2022, the Company filed an amendment to its Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the increase.

A special meeting of the Company’s stockholders held on February 28, 2023, the Company’s stockholders approved a further increase to the number of the Company’s authorized shares of Class A Common Stock from 815,000,000 to 1,690,000,000, increasing the Company’s total number of authorized shares of Common Stock and preferred stock from 900,000,000 to 1,775,000,000. On March 1, 2023, the Company filed an amendment to its Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to reflect such amendment.

Warrants

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of March 31, 2023 are as follows:

	Number of Warrants	Exercise Price	Expiration Date
SPA Warrants	93,571,419	$0.23 to $5.00	Various through September 23, 2029
Other warrants	29,454,593	$0.23	August 5, 2027
Public Warrants	23,540,988	$11.50	July 21, 2026
Private Warrants	111,131	$11.50	July 21, 2026
Total	146,678,131

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of December 31, 2022 were as follows:

	Number of Warrants	Exercise Price	Expiration Date
SPA Warrants	346,453,115	$0.23	Various through September 23, 2029
ATW NPA Warrants(1)	76,804,450	$0.23	Various through August 10, 2028
Other warrants	29,454,593	$0.23	August 5, 2027
Public Warrants(2)	23,540,988	$11.50	July 21, 2026
Private Warrants(3)	111,131	$11.50	July 21, 2026
Total	476,364,277

(1)	The ATW NPA Warrants were fully exercised during the three months ended March 31, 2023, through which the Company received aggregated proceeds of $0.3 million which was recorded as an increase to Additional paid-in capital.

(2)	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.

(3)	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022.

Insufficient Authorized Shares

From time to time, certain of the Company’s equity-linked financial instruments may be classified as derivative liabilities under ASC 815, Derivatives and Hedging, due to the Company having insufficient authorized shares to fully settle the equity-linked financial instruments in shares. In such case, the Company applies a sequencing policy under ASC 815-40, Contracts in Entity’s Own Equity, whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary due to the Company’s inability to demonstrate it has sufficient authorized shares to settle the equity-linked financial instrument in shares, the Company will reclassify contracts that have overlapping settlement dates with the latest inception date as derivative instruments. The contracts reclassified as derivative instruments are recognized at fair value with changes in fair value recognized in earnings until such time as the conditions giving rise to such derivative liability classification were settled or the Company has sufficient authorized, unissued shares to settle such contracts with shares. The Company has elected to apply the same sequencing policy for share-based compensation arrangements if the Company granted share-based payment arrangements where the Company may have insufficient shares to settle the contract.

As of December 31, 2022, the Company reclassified the earnout shares from equity classification to liability classification as a result of the Company having insufficient authorized shares to share-settle the earnout, which was previously determined to be equity classified under ASC 815-40. As a result of the reclassification, the Company reclassified $2.2 million out of Additional paid-in capital into the Earnout liability, which is included in Other current liabilities on the Consolidated Balance Sheet as of December 31, 2022.

As of December 31, 2022, the Company reclassified 53,820,670 shares of outstanding share-based payment arrangements from equity classification to liability classification as a result of the Company having insufficient authorized shares to settle the share-based payment arrangements when the awards vest or is exercised. As a result of the reclassification, the Company reclassified an amount of $4.0 million out of Additional paid-in capital into Share-based payment liability, which is included in Other current liabilities on the Consolidated Balance Sheet as of December 31, 2022.

On February 28, 2023, upon shareholder approval to increase the Company’s authorized shares, the Company had sufficient authorized shares to fully settle all outstanding equity-linked financial instruments. Accordingly, the Company reclassified the fair value of the Earnout liability of $5.0 million and the fair value of the Share-based payment liability of $6.7 million into Additional paid-in capital.

14. Stockholders’ Equity

The number of authorized, issued and outstanding stock, were as follows:

	December 31, 2022
	Authorized Shares	Issued Shares
Preferred Stock	10,000,000	—
Class A Common Stock	815,000,000	563,346,216
Class B Common Stock	75,000,000	64,000,588
	900,000,000	627,346,804

	December 31, 2021
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

Commitment to Issue Class A and Class B Common Stock

Former stockholders and noteholders of Legacy FF were required to submit a signed company share letter of transmittal or converting debt letter of transmittal along with a lock-up agreement to the Company’s transfer agent in order for shares of the Company to be issued in their name in exchange for their shares in, notes from, vendor trust or other supplier agreements with Legacy FF. As of December 31, 2022 and 2021, the Company’s transfer agent has issued 627,346,804 and 168,693,323 legally outstanding shares, respectively. Until the holder of the right to receive shares of the Company’s Class A Common Stock is issued shares, that holder does not have any of the rights of a stockholder. During the year ended December 31, 2022, the Company issued 89,152,131 shares of Class A Common Stock and 64,000,588 shares of Class B Common Stock in full satisfaction of its commitment to issue Class A and Class B Common Stock.

Amendments to the Company’s Certificate of Incorporation

On the Closing Date of the Business Combination, the Company’s shareholders adopted the Company’s Second Amended and Restated Certificate of Incorporation. The amendment set forth the rights, privileges, and preferences of the Company’s Class A Common Stock and Class B Common Stock (collectively “Common Stock”). The amendment authorizes the issuance of 10,000,000 shares of Preferred Stock with such designations, rights and preferences as may be determined from time to time by the Company’s Board of Directors. The Company’s Board of Directors are empowered, without stockholder approval, to issue the Preferred Stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of Common Stock; provided that any issuance of Preferred Stock with more than one vote per share will require the prior approval of the holders of a majority of the outstanding shares of Class B Common Stock.

At a special meeting of the Company’s stockholders held on November 3, 2022, stockholders approved, among other things, an increase to the number of the Company’s authorized shares from 825,000,000 to 900,000,000. On November 22, 2022, the Company filed an amendment to its Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the increase.

A special meeting of the Company’s stockholders held on February 28, 2023, the Company’s stockholders approved a further increase to the number of the Company’s authorized shares of Class A Common Stock from 815,000,000 to 1,690,000,000, increasing the Company’s total number of authorized shares of Common Stock and preferred stock from 900,000,000 to 1,775,000,000. On March 1, 2023, the Company filed an amendment to its Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to reflect such amendment.

Voting

The holders of Class A Common Stock and Class B Common Stock are entitled to one vote for each share held of record on all matters to be voted on by stockholders until the occurrence of a Qualifying Equity Market Capitalization, following which holders of Class B Common Stock shall be entitled to ten votes per share and shall continue to be entitled to ten votes per share regardless of whether the Qualifying Equity Market Capitalization shall continue to exist or not thereafter.

A “Qualifying Equity Market Capitalization” is defined as at the end of any 20 consecutive trading days, the Company has a volume weighted average total equity market capitalization of at least $20.0 million as determined by multiplying the average closing sale price per share of Class A Common Stock on the NASDAQ at the time of determination by the then total number of issued shares of Class A Common Stock, Class B Common Stock and other shares of the Company.

Pursuant to the Amended Shareholder Agreement, as further described in Note 18, Subsequent Events, FF Top informed the Company that it expects the Company will submit a proposal to the Company stockholders for approval to amend the Amended and Restated Charter to provide that (i) the voting power of the Company’s Class B Common Stock, of which FF Global owns all outstanding shares, will be 10 votes per share and (ii) the voting power of the Company’s Class B Common Stock will increase from 10 votes per share to 20 votes per share following the occurrence of a Qualifying Equity Market Capitalization, as expected to be amended.

Pursuant to the Amended Shareholder Agreement, the definition of a Qualifying Equity Market Capitalization is expected to be defined as FFIE, at the end of any 20 consecutive trading days, has a volume weighted average total equity market capitalization of at least $3.0 billion (which replaced the previous amount of $20.0 billion) as determined by multiplying the average closing sale price per share of Class A Common Stock on the Nasdaq (or such other securities exchange on which PSAC’s securities are then listed for trading) at the time of determination by the then total number of issued shares of Class A Common Stock, Class B Common Stock and other shares of FFIE.

Conversion

Shares of Class B Common Stock have the right to convert into shares of Class A Common Stock at any time at the rate of one share of Class A Common Stock for each share of Class B Common Stock; however, FF Top has agreed not to convert its shares of Class B Common Stock into shares of Class A Common Stock in connection with the special meeting of stockholders held on February 28, 2023, after which, FF Top may again convert the shares Class B Common Stock it holds at any time. Class A Common Stock does not have the right to convert into Class B Common Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Corporation, after payment or provision for payment of the debts and other liabilities of the Corporation, the holders of the shares of the Common Stock shall be entitled to receive all the remaining assets of the Corporation available for distribution to its stockholders, ratably in proportion to the number of shares of the Common Stock held by them.

Warrants

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of December 31, 2022 were as follows:

	Number of Warrants	Exercise Price	Expiration Date
SPA Warrants(1)	346,453,115	$0.23	Various through September 23, 2029
ATW NPA Warrants(2)	76,804,450	$0.23	Various through August 10, 2028
Other warrants	29,454,593	$0.23	August 5, 2027
Public Warrants(3)	23,540,988	$11.50	July 21, 2026
Private Warrants(4)	111,131	$11.50	July 21, 2026
Total	476,364,277

(1)	The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at each reporting date.

(2)	The ATW NPA Warrants were exercised in full after the balance sheet date (see Note 18, Subsequent Events).

On September 23, 2022, the Company and Purchasers of the ATW NPA Notes entered into an agreement to place a total of 31,118,718 outstanding warrants related to the Optional Notes and the June 2021 Notes (see Note 10, Notes Payable) into a warrant reserve with an exercise price now set to $0.6427 per warrant (“Warrant Reserve”). Upon the completion of certain milestones and conditions, the Company may elect a forced conversion clause settleable in cash through January 23, 2023 on the warrants, requiring the warrant holders to exercise their warrants on a cash basis in exchange for newly issued shares of the Company’s Class A Common Stock. The aggregate exercise price of the Warrant Reserve is $20,000. The remaining outstanding warrants not in the Warrant Reserve but also issued pursuant to the Optional Notes and the June 2021 Notes totaling 29,158,364 warrants, are agreed to have their exercise price set at $0.50 per warrant. As described in Note 18. Subsequent Events, the holders exercised all ATW NPA Warrants and as a result the Company’s right to force the exercise of such warrants terminated.

The amendment of the warrants issued pursuant to the Optional Notes and the June 2021 Notes, which set the exercise price to $0.50 per warrant, resulted in the recognition of expense of $1,238 in Change in fair value measurements in the unaudited Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2022.

(3)	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.

(4)	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021.

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of December 31, 2021 were as follows:

	Number of warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	$11.50	July 21, 2026
Other warrants	4,544,258	$10.00	Various through August 10, 2028
Total	28,196,377

(1)	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheet as of December 31, 2021.

Conversion of Related Party Notes Payable and Notes Payable Prior to the Business Combination

On May 13, 2021, related party notes payable with aggregate principal amounts of $90.9 million and accrued interest of $43.5 million were converted into shares of Legacy FF convertible preferred stock and on July 21, 2021, the convertible preferred stock was converted into a commitment to issue 10,888,580 shares of Class A Common Stock upon the Closing of the Business Combination. Prior to the Business Combination, the Company converted: (i) related party notes payable with a principal amount of $130,479 and accrued interest of $30.0 million into the commitment to issue 11,566,196 shares of Class A Common Stock; and (ii) notes payable with a principal balance of $75.1 million and accrued interest of $23.3 million into the commitment to issue 7,823,306 shares of Class A Common Stock.

Conversion of Liabilities as Part of the Business Combination

In conjunction with the closing of the Business Combination, the Company paid $140.0 million in cash and committed to issue 24,464,994 shares of Class A Common Stock to settle liabilities of the Company and to compensate active and former employees, as further described in Note 3, Business Combination.

Insufficient Authorized Shares

From time to time, certain of the Company’s equity-linked financial instruments may be classified as derivative liabilities under ASC 815, Derivatives and Hedging, due to the Company having insufficient authorized shares to fully settle the equity-linked financial instruments in shares. In such case, the Company applies a sequencing policy under ASC 815-40, Contracts in Entity’s Own Equity, whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary due to the Company’s inability to demonstrate it has sufficient authorized shares to settle the equity-linked financial instrument in shares, the Company will reclassify contracts that have overlapping settlement dates with the latest inception date as derivative instruments. The contracts reclassified as derivative instruments are recognized at fair value with changes in fair value recognized in earnings until such time as the conditions giving rise to such derivative liability classification were settled or the Company has sufficient authorized, unissued shares to settle such contracts with shares. The Company has elected to apply the same sequencing policy for share-based compensation arrangements if the Company granted share-based payment arrangements where the Company may have insufficient shares to settle the contract.

As of December 31, 2022, the Company reclassified the earnout shares from equity classification to liability classification as a result of the Company having insufficient authorized shares to share-settle the earnout, which was previously determined to be equity classified under ASC 815-40. As a result of the reclassification, the Company reclassified $2.25 million out of additional paid-in capital into the earnout liability, which is included in Other current liabilities on the Consolidated Balance Sheet as of December 31, 2022.

As of December 31, 2022, the Company reclassified 53,820,670 shares of outstanding share-based payment arrangements from equity classification to liability classification as a result of the Company having insufficient authorized shares to settle the share-based payment arrangements when the awards vest or is exercised. As a result of the reclassification, the Company reclassified an amount of $4.0 million out of additional paid-in capital into share-based payment liability, which is included in Other current liabilities on the Consolidated Balance Sheet as of December 31, 2022.